7. CAPITAL AND RESERVES (Details)	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) $ / shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($)
Share issue costs		$ (58,323)		$ (76,847)	$ (36,358)
Issuance 1
Description of significant events and transactions				Company issued common shares pursuant to the exercise of 4,573,000 warrants for cash proceeds of $685,950
Warrants exercised | shares				4,573,000
Cash proceeds from transaction				$ 685,950
Issuance 2
Cash proceeds from transaction				$ 20,000
Stock Options exercised | shares				200,000
Issuance 3
Cash proceeds from transaction				$ 45,300
Finder's Options exercised | shares				453,000
Issuance 4
Description of significant events and transactions				Company completed a non-brokered private placement by issuing 13,547,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $1,354,700
Cash proceeds from transaction				$ 1,354,700
Date of event		Jul. 04, 2016
Units issued | shares				13,547,000
Unit price per share | $ / shares			$ 0.10
Warrants issued, value				$ 596,068
Issuance 5
Description of significant events and transactions				Company paid $16,125 as a cash finder’s fee and issued 411,250 finder’s options
Cash Finder's Fee				$ 16,125
Finder's Options issued | shares				411,250
Finder's options, value			$ 47,540	$ 47,540
Share issue costs				$ 60,722
Issuance 6
Description of significant events and transactions		Company completed a non-brokered private placement by issuing 2,500,000 common shares at a price of $0.09 per share for gross proceeds of $225,000
Cash proceeds from transaction		$ 225,000
Date of event		Apr. 20, 2017
Share issue costs		$ 11,975
Common shares issued | shares		2,500,000
Common shares issued, price per share | $ / shares	$ 0.09
Issuance 7
Description of significant events and transactions		Company completed a non-brokered private placement by issuing 10,170,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $1,017,000
Cash proceeds from transaction		$ 1,017,000
Date of event		Jul. 12, 2017
Units issued | shares		10,170,000
Unit price per share | $ / shares	$ 0.10
Warrants issued, value		$ 391,154
Issuance 8
Share issue costs		$ 46,348